Retained Earnings and Dividends Paid - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Retained earnings [abstract]
Legal reserve	[1]	₩ 1,604,910	₩ 1,604,910
Voluntary reserves		567,469	0
Retained earnings before appropriations		26,328,205	18,523,337
Retained earnings		28,500,584	20,128,247
Voluntary reserves
Reserve for investment on social overhead capital		₩ 567,469	₩ 0

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.